American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2021

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 62.3%
Aerospace and Defense — 2.4%
Boeing Co. (The), 2.20%, 2/4/26	75,000	74,886
Boeing Co. (The), 2.80%, 3/1/27	25,000	25,573
Boeing Co. (The), 2.95%, 2/1/30	200,000	201,943
Boeing Co. (The), 5.15%, 5/1/30	125,000	145,188
General Dynamics Corp., 3.625%, 4/1/30	307,000	343,443
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	150,000	159,999
Lockheed Martin Corp., 3.55%, 1/15/26	260,000	281,569
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	74,761
Precision Castparts Corp., 3.25%, 6/15/25	393,000	420,223
Raytheon Technologies Corp., 3.50%, 3/15/27	50,000	53,966
Textron, Inc., 4.00%, 3/15/26	50,000	54,382
Textron, Inc., 2.45%, 3/15/31	370,000	366,816
		2,202,749
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 3.90%, 4/1/25	375,000	406,087
Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	116,284
Southwest Airlines Co., 2.625%, 2/10/30	61,000	61,232
		177,516
Auto Components — 0.2%
BorgWarner, Inc., 2.65%, 7/1/27	180,000	186,640
Automobiles — 1.2%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	100,000	98,750
American Honda Finance Corp., MTN, 2.35%, 1/8/27	330,000	340,129
General Motors Co., 4.20%, 10/1/27	150,000	163,793
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	47,365
Toyota Motor Credit Corp., MTN, 2.15%, 2/13/30	100,000	101,045
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	150,000	165,415
Toyota Motor Credit Corp., MTN, 1.65%, 1/10/31	163,000	158,265
		1,074,762
Banks — 6.4%
African Development Bank, 0.75%, 4/3/23	110,000	110,476
Asian Development Bank, 2.625%, 1/30/24	50,000	52,096
Asian Development Bank, MTN, 0.375%, 9/3/25	150,000	146,329
Asian Development Bank, MTN, 2.375%, 8/10/27	40,000	42,222
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	150,000	149,087
Asian Infrastructure Investment Bank (The), 0.50%, 5/28/25	225,000	220,976
Bank of Montreal, MTN, Series E, 3.30%, 2/5/24	70,000	73,367
Bank of Nova Scotia (The), 3.40%, 2/11/24	163,000	171,537
Citizens Financial Group, Inc., 2.50%, 2/6/30	200,000	203,545
Council Of Europe Development Bank, 0.25%, 10/20/23	25,000	24,848
Council Of Europe Development Bank, 2.50%, 2/27/24	20,000	20,810
European Bank for Reconstruction & Development, MTN, 2.125%, 3/7/22	25,000	25,130
European Investment Bank, 0.625%, 7/25/25	170,000	167,568
European Investment Bank, 4.875%, 2/15/36	30,000	41,874
European Investment Bank, MTN, 3.125%, 12/14/23	100,000	105,130
Fifth Third Bancorp, 3.65%, 1/25/24	235,000	247,308
Fifth Third Bancorp, 2.55%, 5/5/27	75,000	77,610
Inter-American Development Bank, 3.00%, 10/4/23	100,000	104,441

Inter-American Development Bank, 2.00%, 7/23/26	200,000	207,346
Inter-American Development Bank, 2.375%, 7/7/27	255,000	269,449
Inter-American Development Bank, 3.125%, 9/18/28	200,000	221,523
Inter-American Development Bank, MTN, 1.125%, 1/13/31	100,000	96,937
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	50,911
International Bank for Reconstruction & Development, 0.875%, 7/15/26	125,000	123,402
International Bank for Reconstruction & Development, 0.75%, 11/24/27	175,000	168,925
International Bank for Reconstruction & Development, 0.875%, 5/14/30	105,000	100,452
International Finance Corp., MTN, 2.875%, 7/31/23	50,000	51,957
JPMorgan Chase & Co., 5.50%, 10/15/40	125,000	170,665
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	100,000	101,049
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	100,000	103,451
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	165,000	170,443
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	75,000	77,316
PNC Financial Services Group, Inc. (The), 3.15%, 5/19/27	275,000	296,742
Santander Holdings USA, Inc., 3.45%, 6/2/25	110,000	116,135
Santander Holdings USA, Inc., 4.40%, 7/13/27	260,000	286,964
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	50,000	52,833
Toronto-Dominion Bank (The), MTN, 0.75%, 1/6/26	150,000	145,897
US Bancorp, MTN, 3.95%, 11/17/25	360,000	396,691
US Bancorp, MTN, 1.375%, 7/22/30	150,000	141,720
Wells Fargo & Co., MTN, 3.55%, 9/29/25	285,000	305,728
Westpac Banking Corp., 3.40%, 1/25/28	165,000	180,512
		5,821,402
Beverages — 2.0%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	125,000	140,055
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	75,000	122,941
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	88,271
Coca-Cola Co. (The), 3.45%, 3/25/30	85,000	94,802
Coca-Cola Co. (The), 1.375%, 3/15/31	110,000	103,633
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	62,489
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	300,000	319,117
Molson Coors Beverage Co., 3.00%, 7/15/26	245,000	256,581
PepsiCo, Inc., 3.00%, 10/15/27	445,000	478,873
PepsiCo, Inc., 1.625%, 5/1/30	70,000	68,130
PepsiCo, Inc., 1.40%, 2/25/31	51,000	48,843
		1,783,735
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29	50,000	53,125
AbbVie, Inc., 4.50%, 5/14/35	285,000	337,967
		391,092
Capital Markets — 2.8%
Ameriprise Financial, Inc., 2.875%, 9/15/26	325,000	344,326
BlackRock, Inc., 3.25%, 4/30/29	270,000	295,547
Brookfield Finance, Inc., 3.90%, 1/25/28	285,000	315,209
Charles Schwab Corp. (The), 3.20%, 3/2/27	100,000	107,537
Charles Schwab Corp. (The), 2.75%, 10/1/29	116,000	122,526
Charles Schwab Corp. (The), 1.65%, 3/11/31	325,000	312,660
Credit Suisse USA, Inc., 7.125%, 7/15/32	50,000	71,490
Franklin Resources, Inc., 1.60%, 10/30/30	344,000	327,641
Lazard Group LLC, 4.375%, 3/11/29	418,000	471,903
Morgan Stanley, 7.25%, 4/1/32	50,000	71,789
S&P Global, Inc., 2.95%, 1/22/27	75,000	79,725
		2,520,353
Chemicals — 2.2%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	120,000	120,900

Eastman Chemical Co., 3.80%, 3/15/25	200,000	214,251
EI du Pont de Nemours and Co., 2.30%, 7/15/30	150,000	152,840
Linde, Inc., 3.20%, 1/30/26	80,000	85,880
Mosaic Co. (The), 4.05%, 11/15/27	25,000	27,516
Mosaic Co. (The), 5.45%, 11/15/33	350,000	438,887
Nutrien Ltd., 2.95%, 5/13/30	150,000	157,697
PPG Industries, Inc., 1.20%, 3/15/26	200,000	196,087
RPM International, Inc., 4.55%, 3/1/29	256,000	291,891
Westlake Chemical Corp., 3.60%, 8/15/26	120,000	129,748
Westlake Chemical Corp., 3.375%, 6/15/30	150,000	160,956
		1,976,653
Commercial Services and Supplies — 0.1%
Waste Management, Inc., 1.15%, 3/15/28	50,000	47,618
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.90%, 10/1/30	275,000	283,757
Consumer Finance — 0.5%
Synchrony Financial, 3.95%, 12/1/27	120,000	129,669
Synchrony Financial, 5.15%, 3/19/29	285,000	331,653
		461,322
Containers and Packaging — 0.1%
WRKCo, Inc., 4.90%, 3/15/29	100,000	116,830
Diversified Financial Services — 0.4%
Equitable Holdings, Inc., 4.35%, 4/20/28	151,000	169,988
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	150,000	166,541
		336,529
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 6.15%, 9/15/34	296,000	390,517
Telefonica Europe BV, 8.25%, 9/15/30	240,000	342,362
Verizon Communications, Inc., 5.25%, 3/16/37	265,000	347,530
		1,080,409
Electric Utilities — 3.9%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	120,000	130,658
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	50,000	53,884
DTE Electric Co., 2.25%, 3/1/30	50,000	50,600
DTE Electric Co., Series C, 2.625%, 3/1/31	110,000	113,936
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	200,000	248,082
Duke Energy Florida LLC, 3.80%, 7/15/28	40,000	44,407
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	206,641
Entergy Arkansas LLC, 4.00%, 6/1/28	53,000	59,253
Entergy Louisiana LLC, 2.40%, 10/1/26	200,000	205,779
Entergy Louisiana LLC, 3.05%, 6/1/31	255,000	270,974
Florida Power & Light Co., 3.125%, 12/1/25	65,000	69,191
IPALCO Enterprises, Inc., 4.25%, 5/1/30	394,000	438,047
PacifiCorp, 2.70%, 9/15/30	90,000	93,472
PPL Electric Utilities Corp., 6.25%, 5/15/39	250,000	362,546
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	210,000	223,090
Puget Energy, Inc., 4.10%, 6/15/30	335,000	364,388
Southwestern Electric Power Co., Series M, 4.10%, 9/15/28	100,000	111,159
Union Electric Co., 2.95%, 3/15/30	112,000	118,786
Wisconsin Power and Light Co., 3.00%, 7/1/29	315,000	334,554
		3,499,447
Electronic Equipment, Instruments and Components — 1.3%
Flex Ltd., 3.75%, 2/1/26	50,000	53,455
Flex Ltd., 4.875%, 5/12/30	265,000	303,669
Jabil, Inc., 3.00%, 1/15/31	440,000	454,638

Trimble, Inc., 4.90%, 6/15/28	203,000	232,956
Tyco Electronics Group SA, 3.125%, 8/15/27	100,000	107,864
		1,152,582
Energy Equipment and Services — 0.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	100,000	106,914
Schlumberger Investment SA, 2.65%, 6/26/30	459,000	468,106
		575,020
Entertainment — 0.1%
Walt Disney Co. (The), 2.00%, 9/1/29	70,000	69,949
Equity Real Estate Investment Trusts (REITs) — 5.2%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	371,000	412,622
American Homes 4 Rent LP, 4.25%, 2/15/28	234,000	261,195
American Tower Corp., 3.60%, 1/15/28	210,000	225,948
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	90,000	97,387
Boston Properties LP, 3.65%, 2/1/26	125,000	134,510
Boston Properties LP, 3.25%, 1/30/31	350,000	366,276
Brixmor Operating Partnership LP, 3.65%, 6/15/24	163,000	171,936
Brixmor Operating Partnership LP, 3.90%, 3/15/27	145,000	157,775
Camden Property Trust, 2.80%, 5/15/30	65,000	68,379
Corporate Office Properties LP, 2.25%, 3/15/26	319,000	323,028
Digital Realty Trust LP, 3.60%, 7/1/29	400,000	437,399
Equinix, Inc., 1.25%, 7/15/25	100,000	98,172
Highwoods Realty LP, 4.125%, 3/15/28	105,000	116,953
Highwoods Realty LP, 2.60%, 2/1/31	310,000	310,466
Kimco Realty Corp., 1.90%, 3/1/28	50,000	49,425
Prologis LP, 3.25%, 10/1/26	400,000	430,816
Public Storage, 1.85%, 5/1/28	200,000	199,679
Public Storage, 2.30%, 5/1/31	150,000	151,321
Realty Income Corp., 3.65%, 1/15/28	160,000	176,067
Realty Income Corp., 2.85%, 12/15/32	20,000	20,895
UDR, Inc., MTN, 2.10%, 8/1/32	55,000	52,604
Ventas Realty LP, 3.00%, 1/15/30	20,000	20,695
Ventas Realty LP, 4.75%, 11/15/30	360,000	422,527
		4,706,075
Food and Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	58,000	61,671
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	75,000	79,116
Walmart, Inc., 3.55%, 6/26/25	350,000	380,472
		521,259
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	475,000	521,380
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	120,000	127,761
Campbell Soup Co., 4.15%, 3/15/28	318,000	354,200
General Mills, Inc., 3.20%, 2/10/27	75,000	80,229
General Mills, Inc., 4.20%, 4/17/28	25,000	28,179
Ingredion, Inc., 2.90%, 6/1/30	175,000	183,213
Mondelez International, Inc., 1.50%, 2/4/31	75,000	70,434
		1,365,396
Gas Utilities — 0.2%
National Fuel Gas Co., 5.50%, 1/15/26	45,000	51,023
Southern California Gas Co., 2.55%, 2/1/30	174,000	179,525
		230,548
Health Care Equipment and Supplies — 0.4%
Edwards Lifesciences Corp., 4.30%, 6/15/28	42,000	47,667

Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	270,000	294,028
		341,695
Health Care Providers and Services — 1.7%
Cigna Corp., 3.20%, 3/15/40	300,000	308,951
CVS Health Corp., 2.875%, 6/1/26	25,000	26,214
CVS Health Corp., 1.875%, 2/28/31	188,000	179,853
HCA, Inc., 4.50%, 2/15/27	25,000	27,525
HCA, Inc., 4.125%, 6/15/29	410,000	451,112
UnitedHealth Group, Inc., 3.45%, 1/15/27	490,000	532,581
		1,526,236
Hotels, Restaurants and Leisure — 0.6%
Expedia Group, Inc., 3.25%, 2/15/30	200,000	206,356
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	65,547
Starbucks Corp., 4.00%, 11/15/28	225,000	253,454
		525,357
Household Durables — 0.2%
Whirlpool Corp., 4.00%, 3/1/24	139,000	148,164
Industrial Conglomerates — 0.3%
3M Co., MTN, 5.70%, 3/15/37	130,000	183,536
Roper Technologies, Inc., 1.40%, 9/15/27	120,000	116,577
		300,113
Insurance — 0.8%
Chubb INA Holdings, Inc., 1.375%, 9/15/30	210,000	196,606
MetLife, Inc., 3.60%, 11/13/25	510,000	552,451
		749,057
Interactive Media and Services — 0.2%
Alphabet, Inc., 0.80%, 8/15/27	80,000	76,869
Alphabet, Inc., 1.10%, 8/15/30	100,000	94,062
		170,931
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	228,892
Amazon.com, Inc., 1.20%, 6/3/27	100,000	98,043
		326,935
IT Services — 1.2%
International Business Machines Corp., 1.95%, 5/15/30	184,000	179,533
Leidos, Inc., 4.375%, 5/15/30	325,000	365,482
Visa, Inc., 2.75%, 9/15/27	90,000	95,521
Western Union Co. (The), 6.20%, 11/17/36	324,000	406,055
		1,046,591
Leisure Products — 0.3%
Hasbro, Inc., 3.50%, 9/15/27	286,000	309,007
Machinery — 1.9%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	119,523
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	140,000	147,659
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	50,000	48,365
John Deere Capital Corp., 1.45%, 1/15/31	140,000	132,813
John Deere Capital Corp., MTN, 3.05%, 1/6/28	418,000	451,317
Kennametal, Inc., 4.625%, 6/15/28	108,000	121,540
Oshkosh Corp., 4.60%, 5/15/28	206,000	235,236
Parker-Hannifin Corp., MTN, 4.20%, 11/21/34	375,000	432,763
		1,689,216
Media — 0.7%
Comcast Corp., 2.65%, 2/1/30	125,000	129,439
Comcast Corp., 4.25%, 10/15/30	150,000	173,064
Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/30	150,000	176,094

ViacomCBS, Inc., 4.95%, 1/15/31	120,000	142,579
		621,176
Metals and Mining — 0.7%
Kinross Gold Corp., 4.50%, 7/15/27	95,000	106,542
Newmont Corp., 3.70%, 3/15/23	200,000	205,728
Steel Dynamics, Inc., 3.25%, 1/15/31	340,000	358,089
		670,359
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.25%, 6/1/28	100,000	112,231
San Diego Gas & Electric Co., 1.70%, 10/1/30	62,000	59,387
		171,618
Multiline Retail — 0.2%
Dollar Tree, Inc., 4.20%, 5/15/28	75,000	84,029
Target Corp., 2.65%, 9/15/30	70,000	73,769
		157,798
Oil, Gas and Consumable Fuels — 5.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	125,000	141,673
BP Capital Markets America, Inc., 3.22%, 11/28/23	100,000	104,267
BP Capital Markets America, Inc., 3.63%, 4/6/30	160,000	175,979
BP Capital Markets plc, 3.28%, 9/19/27	90,000	96,298
Burlington Resources LLC, 7.40%, 12/1/31	30,000	43,382
Canadian Natural Resources Ltd., 2.95%, 7/15/30	363,000	370,995
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	104,000	117,834
Chevron Corp., 1.55%, 5/11/25	120,000	120,916
Chevron USA, Inc., 3.85%, 1/15/28	343,000	381,199
Enbridge, Inc., 3.125%, 11/15/29	270,000	282,937
Enterprise Products Operating LLC, 3.35%, 3/15/23	100,000	102,720
Enterprise Products Operating LLC, 3.70%, 2/15/26	30,000	32,292
Equinor ASA, 3.70%, 3/1/24	70,000	74,235
Equinor ASA, 2.875%, 4/6/25	125,000	131,067
Exxon Mobil Corp., 3.04%, 3/1/26	225,000	238,831
Exxon Mobil Corp., 2.44%, 8/16/29	240,000	246,186
Exxon Mobil Corp., 2.61%, 10/15/30	160,000	165,760
Kinder Morgan, Inc., 5.30%, 12/1/34	330,000	399,693
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	43,720
MPLX LP, 2.65%, 8/15/30	149,000	147,885
Phillips 66, 3.90%, 3/15/28	290,000	316,704
Pioneer Natural Resources Co., 1.90%, 8/15/30	275,000	260,723
Shell International Finance BV, 3.25%, 5/11/25	130,000	138,553
Shell International Finance BV, 2.50%, 9/12/26	185,000	193,959
TotalEnergies Capital International SA, 2.43%, 1/10/25	147,000	152,351
TransCanada PipeLines Ltd., 4.25%, 5/15/28	90,000	100,671
Valero Energy Corp., 6.625%, 6/15/37	175,000	239,874
Valero Energy Partners LP, 4.50%, 3/15/28	193,000	214,319
Williams Cos., Inc. (The), 4.00%, 9/15/25	130,000	140,280
		5,175,303
Pharmaceuticals — 3.8%
AstraZeneca plc, 4.00%, 1/17/29	200,000	226,286
Bristol-Myers Squibb Co., 3.25%, 2/27/27	279,000	302,613
Bristol-Myers Squibb Co., 3.45%, 11/15/27	165,000	179,618
Bristol-Myers Squibb Co., 1.45%, 11/13/30	226,000	215,914
Eli Lilly & Co., 3.375%, 3/15/29	88,000	96,893
Johnson & Johnson, 0.55%, 9/1/25	40,000	38,983
Johnson & Johnson, 2.90%, 1/15/28	190,000	202,661
Johnson & Johnson, 3.625%, 3/3/37	100,000	115,573

Merck & Co., Inc., 0.75%, 2/24/26	220,000	214,422
Merck & Co., Inc., 3.40%, 3/7/29	250,000	273,808
Mylan, Inc., 4.55%, 4/15/28	202,000	227,390
Novartis Capital Corp., 3.10%, 5/17/27	285,000	305,617
Novartis Capital Corp., 2.20%, 8/14/30	125,000	127,583
Royalty Pharma plc, 2.20%, 9/2/30	300,000	289,724
Sanofi, 3.625%, 6/19/28	558,000	632,472
		3,449,557
Road and Rail — 0.1%
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	133,430
Semiconductors and Semiconductor Equipment — 3.2%
Broadcom, Inc., 4.11%, 9/15/28	185,000	202,569
Broadcom, Inc., 2.60%, 2/15/33(1)	225,000	215,595
Intel Corp., 4.60%, 3/25/40	348,000	434,901
Lam Research Corp., 3.75%, 3/15/26	200,000	218,833
Marvell Technology, Inc., 2.95%, 4/15/31	425,000	434,782
Micron Technology, Inc., 4.19%, 2/15/27	75,000	82,210
NVIDIA Corp., 2.85%, 4/1/30	474,000	503,801
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	360,000	434,119
QUALCOMM, Inc., 3.25%, 5/20/27	310,000	334,493
		2,861,303
Software — 1.3%
Adobe, Inc., 2.30%, 2/1/30	208,000	212,353
Autodesk, Inc., 2.85%, 1/15/30	200,000	209,748
Microsoft Corp., 2.875%, 2/6/24	150,000	156,183
Oracle Corp., 3.25%, 5/15/30	320,000	339,043
VMware, Inc., 4.70%, 5/15/30	250,000	290,508
		1,207,835
Specialty Retail — 1.5%
AutoNation, Inc., 3.80%, 11/15/27	66,000	70,875
AutoNation, Inc., 4.75%, 6/1/30	190,000	220,112
Home Depot, Inc. (The), 2.80%, 9/14/27	160,000	169,661
Home Depot, Inc. (The), 2.95%, 6/15/29	325,000	346,767
Home Depot, Inc. (The), 3.30%, 4/15/40	175,000	189,776
O'Reilly Automotive, Inc., 4.35%, 6/1/28	145,000	165,640
TJX Cos., Inc. (The), 1.15%, 5/15/28	200,000	192,653
		1,355,484
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc., 3.25%, 2/23/26	390,000	417,397
Apple, Inc., 3.20%, 5/11/27	120,000	129,178
Apple, Inc., 3.00%, 11/13/27	100,000	106,894
Apple, Inc., 2.20%, 9/11/29	30,000	30,593
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	354,000	468,275
HP, Inc., 3.40%, 6/17/30	360,000	378,672
		1,531,009
Trading Companies and Distributors — 0.4%
Air Lease Corp., 3.625%, 12/1/27	363,000	382,752
Transportation Infrastructure — 0.4%
FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 8/20/35	351,162	346,901
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 3.75%, 4/15/27	210,000	225,975
TOTAL CORPORATE BONDS (Cost $56,889,087)		56,411,532
U.S. TREASURY SECURITIES — 29.8%
U.S. Treasury Bills, 0.10%, 12/7/21(2)	1,000,000	999,998

U.S. Treasury Bills, 0.11%, 12/21/21(2)	1,500,000	1,499,946
U.S. Treasury Bills, 0.06%, 12/30/21(2)	1,600,000	1,599,887
U.S. Treasury Bills, 0.05%, 2/24/22(2)	300,000	299,970
U.S. Treasury Bonds, 0.875%, 9/30/26	950,000	937,939
U.S. Treasury Bonds, 1.375%, 10/31/28	500,000	500,508
U.S. Treasury Bonds, 1.125%, 8/15/40	636,000	562,512
U.S. Treasury Bonds, 4.75%, 2/15/41	248,600	370,064
U.S. Treasury Bonds, 2.25%, 5/15/41	535,000	569,775
U.S. Treasury Bonds, 2.50%, 2/15/45	315,000	353,034
U.S. Treasury Bonds, 2.875%, 8/15/45	1,442,700	1,727,464
U.S. Treasury Bonds, 3.00%, 11/15/45	546,700	669,878
U.S. Treasury Bonds, 2.50%, 2/15/46	492,000	554,864
U.S. Treasury Notes, 1.375%, 10/15/22	1,166,000	1,177,529
U.S. Treasury Notes, 2.875%, 9/30/23	2,403,900	2,507,568
U.S. Treasury Notes, 0.125%, 12/15/23	952,500	943,756
U.S. Treasury Notes, 1.375%, 1/31/25	1,490,000	1,512,932
U.S. Treasury Notes, 2.75%, 8/31/25	2,821,900	3,002,678
U.S. Treasury Notes, 2.625%, 1/31/26	1,233,000	1,311,267
U.S. Treasury Notes, 0.50%, 8/31/27	700,000	671,180
U.S. Treasury Notes, 0.375%, 9/30/27(3)	2,609,100	2,481,601
U.S. Treasury Notes, 0.50%, 10/31/27	1,140,000	1,090,259
U.S. Treasury Notes, 0.625%, 8/15/30	1,726,900	1,617,552
TOTAL U.S. TREASURY SECURITIES (Cost $27,112,079)		26,962,161
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
UMBS, 2.00%, TBA	1,000,000	996,445
UMBS, 3.00%, TBA	500,000	519,219
GNMA, 2.00%, TBA	300,000	303,387
GNMA, 2.00%, TBA	700,000	709,133
GNMA, 3.00%, TBA	1,900,000	1,966,871
GNMA, 3.00%, TBA	600,000	622,125
UMBS, 1.50%, TBA	1,900,000	1,906,754
UMBS, 1.50%, TBA	650,000	651,295
UMBS, 1.50%, TBA	650,000	653,453
UMBS, 2.00%, TBA	700,000	716,488
UMBS, 2.00%, TBA	1,100,000	1,124,191
UMBS, 2.00%, TBA	550,000	563,986
UMBS, 2.00%, TBA	1,650,000	1,647,808
UMBS, 2.00%, TBA	350,000	350,301
UMBS, 2.50%, TBA	750,000	767,051
UMBS, 2.50%, TBA	350,000	358,832
UMBS, 3.00%, TBA	2,100,000	2,178,535
UMBS, 3.00%, TBA	1,700,000	1,760,810
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,772,760)		17,796,684
U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLB, 2.75%, 12/13/24	15,000	15,845
FHLMC, 1.50%, 2/12/25	70,000	71,265
FHLMC, 0.375%, 7/21/25	125,000	122,235
FHLMC, 0.375%, 9/23/25	280,000	272,741
FNMA, 2.50%, 2/5/24	30,000	31,237
FNMA, 1.625%, 10/15/24	115,000	117,531
FNMA, 0.625%, 4/22/25	75,000	74,107
FNMA, 0.50%, 6/17/25	50,000	49,049

FNMA, 1.875%, 9/24/26	490,000	505,533
FNMA, 6.25%, 5/15/29	50,000	66,749
FNMA, 7.25%, 5/15/30	20,000	29,214
FNMA, 5.625%, 7/15/37	145,000	218,182
Tennessee Valley Authority, 0.75%, 5/15/25	50,000	49,610
Tennessee Valley Authority, 7.125%, 5/1/30	20,000	28,868
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	133,273
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	64,604
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,869,725)		1,850,043
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Export Development Canada, 2.625%, 2/21/24 (Cost $105,002)	100,000	104,064
TEMPORARY CASH INVESTMENTS — 4.6%
Banco Santander Brasil SA, 0.11%, 12/6/21(1)(2)	400,000	399,996
BPCE SA, 0.11%, 12/3/21(1)(2)	750,000	749,996
Landesbank Baden-Wuerttemberg, 0.12%, 12/2/21(2)	750,000	749,996
Mizuho Bank Ltd., 0.15%, 2/1/22(1)(2)	1,200,000	1,199,721
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 1/19/22(1)(2)	1,100,000	1,099,809
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,199,453)		4,199,518
TOTAL INVESTMENT SECURITIES — 118.5% (Cost $107,948,106)		107,324,002
OTHER ASSETS AND LIABILITIES — (18.5)%		(16,751,252)
TOTAL NET ASSETS — 100.0%		$90,572,750

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	5	March 2022	$654,063	$2,647
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 37	Sell	1.00%	12/20/26	$1,500,000	$35,814	$(2,266)	$33,548
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,099,236, which represented 4.5% of total net assets.
(2)The rate indicated is the yield to maturity at purchase.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $45,657.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	56,411,532	—
U.S. Treasury Securities	—	26,962,161	—
U.S. Government Agency Mortgage-Backed Securities	—	17,796,684	—
U.S. Government Agency Securities	—	1,850,043	—
Sovereign Governments and Agencies	—	104,064	—
Temporary Cash Investments	—	4,199,518	—
	—	107,324,002	—
Other Financial Instruments
Futures Contracts	2,647	—	—
Swap Agreements	—	33,548	—
	2,647	33,548	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.